CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ (2,803,961)	$ (440,003)	¥ (231,235)	¥ 852,833
Net cash generated from (used in) investing activities	4,542,718	712,852	(872,933)	(1,912,482)
Net cash generated from financing activities	(575,760)	(90,349)	1,548,184	2,011,812
Net increase (decrease) in cash and cash equivalents	1,107,027	173,717	251,906	957,807
Cash and cash equivalents at beginning of year	1,180,787		1,392,339
Cash and cash equivalents at end of year	3,571,745	560,485	1,180,787	1,392,339
Parent | Reportable legal entities
Condensed Statements of Cash Flows
Net cash used in operating activities	(111,208)	(17,451)	(11,320)	(9,236)
Net cash generated from (used in) investing activities	82,099	12,883	(812,649)	(1,210,695)
Net cash generated from financing activities	2,604	409	847,346	1,224,514
Net increase (decrease) in cash and cash equivalents	(26,505)	(4,159)	23,377	4,583
Cash and cash equivalents at beginning of year	33,310	5,227	9,933	5,350
Cash and cash equivalents at end of year	¥ 6,805	$ 1,068	¥ 33,310	¥ 9,933